Deferred income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Deferred Income [Line Items]
Other deferred income	€ 309	€ 301	€ 252
Deferred income	149,801	219,892	285,612
Decrease in deferred income	(153,312)	(65,722)	245,806
Increase in contract liability	83,200
Current deferred income	149,801	122,544	70,827
Non-current deferred income		97,348	214,785
IFRS 15
Disclosure of Deferred Income [Line Items]
Increase in contract liability	83,200
Servier
Disclosure of Deferred Income [Line Items]
License fee payment		6,000
Collaborative Arrangement [Member] | AbbVie
Disclosure of Deferred Income [Line Items]
Deferred income	3,223
Current deferred income	3,200
License [member] | Servier
Disclosure of Deferred Income [Line Items]
Deferred income		5,362
Non-current deferred income		3,800
Grants [member]
Disclosure of Deferred Income [Line Items]
Deferred income	300	300	300
Collaboration Agreement For Filgotinib [Member]
Disclosure of Deferred Income [Line Items]
Deferred income		214,000	285,300
Non-current deferred income		93,500	214,800
Collaboration Agreement For Filgotinib [Member] | Gilead Sciences, Inc
Disclosure of Deferred Income [Line Items]
Deferred income	131,270	187,449	249,937
Current deferred income	145,800
Gilead Share Subscription Agreement [Member]
Disclosure of Deferred Income [Line Items]
Deferred income	14,528	26,532	35,376
Fee For Services Segment [Member]
Disclosure of Deferred Income [Line Items]
Deferred income	471	€ 248	€ 47
Current deferred income	€ 500